CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Income Statement [Abstract]
Net sales	$ 325,648	$ 638,662	$ 768,228	$ 772,035
Cost of goods sold	219,977	411,595	514,430	505,330
Gross profit	105,671	227,067	253,798	266,705
Selling, General and Administrative Expense [Abstract]
Selling	63,616	131,579	163,589	183,374
Administrative	43,871	64,050	64,723	68,018
Total selling and administrative expenses	107,487	195,629	228,312	251,392
Gain (Loss) on Disposition of Assets [Abstract]
Gain (loss) on disposal of property, plant and equipment	109	79	6,028	(2,312)
Gain on sale of routes, net	749	1,264	7,232	6,382
Total gain on sale of assets	858	1,343	13,260	4,070
(Loss) income from operations	(958)	32,781	38,746	19,383
Nonoperating Income (Expense) [Abstract]
Interest expense	(13,301)	(26,659)	(48,388)	(45,715)
Other (expense) income	(2,058)	1,271	(576)	607
Other (expense) income, net	(15,359)	(25,388)	(48,964)	(45,108)
(Loss) income before taxes	(16,317)	7,393	(10,218)	(25,725)
Income tax (benefit) expense	(267)	3,973	3,146	1,919
Net (loss) income	(16,050)	3,420	(13,364)	(27,644)
Net loss (income) attributable to noncontrolling interest	7,971	0	(2,808)	(2,856)
Net (loss) income attributable to controlling interest	$ (8,079)	3,420	(16,172)	(30,500)
Earnings Per Share [Abstract]
Basic and Diluted (in dollars per share)	$ (0.13)
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Basic and Diluted (in shares)	61,085,943
Other comprehensive loss
Change in fair value of interest rate swap	$ 924	(7,463)	1,408
Comprehensive (loss) income	$ (7,155)	$ (4,043)	$ (14,764)	$ (30,500)